Fair Value Measurements - Summary of Employee Benefit Plan Investment in Plan Assets (Detail) - EBP 004 [Member] - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		$ 859,315,926	$ 794,598,084
Level 1 [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		323,660,337	310,200,467
Mutual funds [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		289,902,003	268,942,119
Mutual funds [Member] | Level 1 [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		289,902,003	268,942,119
Flowers Foods, Inc. Common Stock Fund [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		33,758,334	41,258,348
Flowers Foods, Inc. Common Stock Fund [Member] | Level 1 [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value		33,758,334	41,258,348
Common Collective Trust [Member]
Employee Benefit Plan Investment In Plan Assets [Line Items]
Investments at fair value	[1]	$ 535,655,589	$ 484,397,617

[1]	In accordance with ASC 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statement of net assets available for benefits.